TANGIBLE ASSETS - Carrying Value (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets at beginning of period	$ 6,995,890	$ 7,235,441
Tangible assets at end of period	7,243,441	6,995,890	$ 7,235,441
Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets at beginning of period	10,630,546	10,746,735	14,281,283
Increase / (decrease) due to changes in the lease variables	177,314	636,227	89,087
Purchases or capitalized expenses	891,358	910,673	840,715
Withdrawals / Sales	(680,485)	(946,287)	(721,437)
Change in fair value	43,430	103,559	112,789
Revaluation of investment properties	16,935	557	797
Transfers to/from non-current assets held for sale	22,556	(93,702)	22,010
Loss of control in subsidiary		(565)	(3,999,549)
Discontinued operations			(26,314)
Effect of movement in exchange rates	132,141	(197,600)	159,028
Reclassifications	(76,253)	(529,051)	(11,674)
Tangible assets at end of period	11,157,542	10,630,546	10,746,735
Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets at beginning of period	(3,628,905)	(3,505,547)	(5,174,994)
Depreciation of the year charged against profit or loss	(588,288)	(557,062)	(559,875)
Withdrawals / Sales	330,195	337,714	267,823
Transfers to/from non-current assets held for sale	1,007	57,298	3,638
Loss of control in subsidiary		476	2,050,350
Discontinued operations			(59,005)
Effect of movement in exchange rates	(30,179)	41,213	(28,692)
Reclassifications	9,413	(2,997)	(4,792)
Tangible assets at end of period	(3,906,757)	(3,628,905)	(3,505,547)
Accumulated impairment [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets at beginning of period	(5,751)	(5,747)	(5,736)
Year impairment charge	(3,632)	(4)	(1,216)
Effect of movement in exchange rates	(22)
Reclassifications	2,061		1,205
Tangible assets at end of period	(7,344)	(5,751)	(5,747)
Right-of-use assets [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets at beginning of period	1,336,957	1,329,594
Tangible assets at end of period	1,351,624	1,336,957	1,329,594
Right-of-use assets [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets at beginning of period	2,250,768	2,095,839	2,839,802
Increase / (decrease) due to changes in the lease variables	177,314	636,227	89,087
Purchases or capitalized expenses	185,779	236,652	205,587
Withdrawals / Sales	(145,986)	(174,060)	(152,284)
Loss of control in subsidiary			(928,279)
Effect of movement in exchange rates	27,212	(39,001)	38,353
Reclassifications	(47,325)	(504,889)	3,573
Tangible assets at end of period	2,447,762	2,250,768	2,095,839
Right-of-use assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets at beginning of period	(913,811)	(766,245)	(939,406)
Depreciation of the year charged against profit or loss	(276,071)	(248,488)	(236,587)
Withdrawals / Sales	99,664	90,904	84,643
Loss of control in subsidiary			370,917
Discontinued operations			(29,625)
Effect of movement in exchange rates	(10,006)	11,611	(10,274)
Reclassifications	4,086	(1,593)	(5,913)
Tangible assets at end of period	(1,096,138)	(913,811)	(766,245)
Investment property [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets at beginning of period	906,469	880,963
Tangible assets at end of period	972,935	906,469	880,963
Investment property [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets at beginning of period	906,469	880,963	852,935
Purchases or capitalized expenses	37,859	56,307	70,081
Withdrawals / Sales	(85,975)	(200,670)	(127,753)
Change in fair value	35,841	84,958	55,930
Revaluation of investment properties	16,935	557	797
Transfers to/from non-current assets held for sale	22,370	95,593	31,184
Effect of movement in exchange rates	6,966	(7,079)	2,282
Reclassifications	32,470	(4,160)	(4,493)
Tangible assets at end of period	972,935	906,469	880,963
Biological assets [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets at beginning of period	230,672	212,630
Tangible assets at end of period	238,339	230,672	212,630
Biological assets [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets at beginning of period	230,672	212,630	154,986
Purchases or capitalized expenses	26,572	26,118	28,368
Withdrawals / Sales	(26,494)	(26,677)	(27,583)
Change in fair value	7,589	18,601	56,859
Tangible assets at end of period	238,339	230,672	212,630
Property, plant and equipment not subject to operating leases [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets at beginning of period	4,427,803	4,730,242
Tangible assets at end of period	4,600,105	4,427,803	4,730,242
Property, plant and equipment not subject to operating leases [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets at beginning of period	7,113,556	7,456,503	10,385,357
Purchases or capitalized expenses	631,313	561,009	477,795
Withdrawals / Sales	(421,913)	(544,864)	(413,817)
Transfers to/from non-current assets held for sale	186	(189,295)	(9,174)
Loss of control in subsidiary		(565)	(3,071,270)
Discontinued operations			(26,314)
Effect of movement in exchange rates	97,963	(151,520)	118,393
Reclassifications	(52,930)	(17,712)	(4,467)
Tangible assets at end of period	7,368,175	7,113,556	7,456,503
Property, plant and equipment not subject to operating leases [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets at beginning of period	(2,680,412)	(2,720,889)	(4,225,609)
Depreciation of the year charged against profit or loss	(289,540)	(289,999)	(308,642)
Withdrawals / Sales	230,509	246,794	183,180
Transfers to/from non-current assets held for sale	1,007	57,298	3,638
Loss of control in subsidiary		476	1,679,433
Discontinued operations			(29,380)
Effect of movement in exchange rates	(20,173)	29,602	(18,418)
Reclassifications	(2,171)	(3,694)	(5,091)
Tangible assets at end of period	(2,760,780)	(2,680,412)	(2,720,889)
Property, plant and equipment not subject to operating leases [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets at beginning of period	(5,341)	(5,372)	(5,580)
Year impairment charge	(3,988)	31	(997)
Effect of movement in exchange rates	(22)
Reclassifications	2,061		1,205
Tangible assets at end of period	(7,290)	(5,341)	(5,372)
Property, plant and equipment subject to operating leases [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets at beginning of period	93,989	82,012
Tangible assets at end of period	80,438	93,989	82,012
Property, plant and equipment subject to operating leases [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets at beginning of period	129,081	100,800	48,203
Purchases or capitalized expenses	9,835	30,587	58,884
Withdrawals / Sales	(117)	(16)
Reclassifications	(8,468)	(2,290)	(6,287)
Tangible assets at end of period	130,331	129,081	100,800
Property, plant and equipment subject to operating leases [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets at beginning of period	(34,682)	(18,413)	(9,979)
Depreciation of the year charged against profit or loss	(22,677)	(18,575)	(14,646)
Withdrawals / Sales	22	16
Reclassifications	7,498	2,290	6,212
Tangible assets at end of period	(49,839)	(34,682)	(18,413)
Property, plant and equipment subject to operating leases [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets at beginning of period	(410)	(375)	(156)
Year impairment charge	356	(35)	(219)
Tangible assets at end of period	$ (54)	$ (410)	$ (375)